ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Balance Sheet
Cash and cash equivalents		$ 1,247,140	$ 711,519
Short-term investments		268,424	787,391
Other current assets		5,692	3,848
Total current assets		1,745,716	1,662,006
Property and equipment, net		287,877	247,266
Other non-current assets	[1]	16,396	9,650
Total assets		3,735,091	3,054,560
Deferred revenue-current		433,610	824,276
Other current liabilities		16,392	16,708
Total current liabilities		1,183,718	1,133,387
Total liabilities		1,204,614	1,414,096
Income And Cash Flow Statement
Net revenues		2,562,984	1,715,016	$ 1,043,100
Net income (loss)		364,514	194,663	112,490
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Balance Sheet
Cash and cash equivalents		998,032	517,498
Short-term investments		256,468	769,696
Other current assets		75,175	47,043
Total current assets		1,329,675	1,334,237
Property and equipment, net		58,359	40,697
Other non-current assets		748,105	463,380
Total assets		2,136,139	1,838,314
Deferred revenue-current		32,583	51,634
Other current liabilities		304,770	83,472
Total current liabilities		337,353	135,106
Total non-current liabilities		877	238,202
Total liabilities		338,230	373,308
Income And Cash Flow Statement
Net revenues		156,342	100,504	64,809
Net income (loss)		(242,046)	(184,312)	(167,002)
Net cash provided by/ (used in) operating activities		(214,742)	359,494	159,821
Net cash used in investing activities		179,599	(620,818)	(217,292)
Net cash (used in) / provided by financing activities		479,411	455,116	203,166
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Balance Sheet
Cash and cash equivalents		249,108	194,021
Short-term investments		11,956	17,695
Other current assets		154,977	116,053
Total current assets		416,041	327,769
Property and equipment, net		229,518	206,569
Other non-current assets		953,393	681,908
Total assets		1,598,952	1,216,246
Deferred revenue-current		401,027	772,642
Other current liabilities		445,338	225,639
Total current liabilities		846,365	998,281
Total non-current liabilities		20,019	42,507
Total liabilities		866,384	1,040,788
Income And Cash Flow Statement
Net revenues		2,406,642	1,614,512	978,291
Net income (loss)		606,560	378,975	279,492
Net cash provided by/ (used in) operating activities		409,103	325,799	219,198
Net cash used in investing activities		(346,183)	(211,755)	(297,544)
Net cash (used in) / provided by financing activities		$ (4,392)	$ (26,965)	$ (24,332)

[1]	As of February 28, 2018 and 2019, other non-current assets were primarily made up of prepayment for property and equipment and the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under the long-term debt as disclosed in Note 13.